ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2024 and 2025 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2024	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	20,945	—	20,945
Total	20,945	—	20,945

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2025	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	72,851	—	72,851
Total	72,851	—	72,851

The movement of allowance for uncollectible accounts receivable for the years ended December 31, 2023, 2024 and 2025 are nil.

The Group’s contract assets as of December 31, 2024 and 2025 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2024	Contract assets	Contract assets	net
Contract assets from loan facilitation service	1,225,550	(208,720)	1,016,830
Contract assets from post facilitation service	210,664	(63,316)	147,348
Contract assets from referral services	1,056,539	—	1,056,539
Total	2,492,753	(272,036)	2,220,717

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2025	Contract assets	Contract assets	net
Contract assets from loan facilitation service	637,587	(132,154)	505,433
Contract assets from post facilitation service	114,425	(55,878)	58,547
Contract assets from referral services	335,428	—	335,428
Total	1,087,440	(188,032)	899,408

The movement of allowance for uncollectible contract assets for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Opening				Ending
	balance as of		Current	Write off in	balance as of
	January 1,		year net	the current	December 31,
	2023	Reclassification(1)	provision	year	2023
Contract assets from loan facilitation service	288,365	19,619	123,001	(154,678)	276,307
Contract assets from post facilitation service	26,601	3,123	74,155	(59,510)	44,369
Total	314,966	22,742	197,156	(214,188)	320,676

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2024	provision	year	2024
Contract assets from loan facilitation service	276,307	295,839	(363,426)	208,720
Contract assets from post facilitation service	44,369	148,957	(130,010)	63,316
Total	320,676	444,796	(493,436)	272,036

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

	Opening				Ending
	balance as of		Current	Write off in	balance as of
	January 1,		year net	the current	December 31,
	2025	Reclassification(2)	provision	year	2025
Contract assets from loan facilitation service	208,720	262	182,957	(259,785)	132,154
Contract assets from post facilitation service	63,316	212	136,041	(143,691)	55,878
Contract assets from referral services	—	—	18,092	(18,092)	—
Total	272,036	474	337,090	(421,568)	188,032

The Group’s contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2024 are as follows (The amounts as of December 31, 2025 are nil):

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2024	assets	and contract assets	Assets, net
Contract assets from loan facilitation service	4,949	(3,942)	1,007
Contract assets from post facilitation service	2,979	(1,821)	1,158
Contract assets from referral services	58	—	58
Total	7,986	(5,763)	2,223

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2023, 2024 and 2025 are as follows:

	Opening		Current		Ending
	balance as of		year net	Write off in	balance as of
	January 1,		(reversal)	the current	December 31,
	2023	Reclassification(1)	provision	year	2023

Contract assets from loan facilitation service	88,348	(19,619)	(22,554)	(27,633)	18,542
Contract assets from post facilitation service	7,259	(3,123)	11,745	(11,555)	4,326
Total	95,607	(22,742)	(10,809)	(39,188)	22,868

	Opening	Current		Ending
	balance as of	year net	Write off in	balance as of
	January 1,	(reversal)	the current	December 31,
	2024	provision	year	2024
Contract assets from loan facilitation service	18,542	(1,968)	(12,632)	3,942
Contract assets from post facilitation service	4,326	3,941	(6,446)	1,821
Total	22,868	1,973	(19,078)	5,763

	Opening		Current		Ending
	balance as of		year net	Write off in	balance as of
	January 1,		(reversal)	the current	December 31,
	2025	Reclassification(2)	provision	year	2025
Contract assets from loan facilitation service	3,942	(262)	324	(4,004)	—
Contract assets from post facilitation service	1,821	(212)	1,289	(2,898)	—
Total	5,763	(474)	1,613	(6,902)	—
(1)	Jinshang ceased to be a related party of the Company in 2023 and therefore outstanding balance with Jinshang was reclassified from amount due from related parties into accounts receivable and contract assets. See Note 12 Related party balances and transactions.

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

(2)	Kincheng ceased to be a related party of the Company in 2025 and therefore outstanding balance with Kincheng was reclassified from amount due from related parties into accounts receivable and contract assets. See Note 12 Related party balances and transactions.

The principal of accounts receivable and contract assets by year of origination:

	2024	2023	2022	Total
As of December 31, 2024
Loan facilitation service	1,009,370	180,515	35,665	1,225,550
Post facilitation service	176,794	14,366	19,504	210,664
Referral Service	1,074,429	2,447	608	1,077,484
Total	2,260,593	197,328	55,777	2,513,698

	2025	2024	2023	Total
As of December 31, 2025
Loan facilitation service	439,787	183,006	14,794	637,587
Post facilitation service	45,308	58,834	10,283	114,425
Referral Service	228,953	179,302	24	408,279
Total	714,048	421,142	25,101	1,160,291